32. Operating Costs and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	R$ (11,501,688)	R$ (10,665,890)	R$ (10,234,115)
Selling expenses	(148,709)	(169,050)	(250,448)
General and administrative expenses	(723,534)	(685,675)	(741,145)
Other operating expenses, net	(302,690)	(464,316)	(53,638)
Total operating costs and expenses	(12,676,621)	(11,984,931)	(11,279,346)
Electricity purchased for resale
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(6,361,178)	(6,165,450)	(4,685,604)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expenses, net	0	0	0
Total operating costs and expenses	(6,361,178)	(6,165,450)	(4,685,604)
Charge of the main distribution and transmission grid
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(1,176,780)	(712,030)	(866,243)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expenses, net	0	0	0
Total operating costs and expenses	(1,176,780)	(712,030)	(866,243)
Personnel and management
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(978,878)	(984,011)	(976,027)
Selling expenses	(18,460)	(20,435)	(17,314)
General and administrative expenses	(360,447)	(338,898)	(311,077)
Other operating expenses, net	0	0	0
Total operating costs and expenses	(1,357,785)	(1,343,344)	(1,304,418)
Pension and healthcare plans
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(176,102)	(175,479)	(192,880)
Selling expenses	(2,447)	(2,424)	(2,616)
General and administrative expenses	(65,201)	(59,694)	(64,271)
Other operating expenses, net	0	0	0
Total operating costs and expenses	(243,750)	(237,597)	(259,767)
Materials and supplies
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(68,920)	(71,535)	(71,747)
Selling expenses	(655)	(968)	(851)
General and administrative expenses	(12,182)	(10,621)	(8,865)
Other operating expenses, net	0	0	0
Total operating costs and expenses	(81,757)	(83,124)	(81,463)
Materials and supplies for power electricity
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(19,729)	(97,360)	(33,352)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expenses, net	0	0	0
Total operating costs and expenses	(19,729)	(97,360)	(33,352)
Natural gas and supplies for gas business
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(412,618)	(309,542)	(325,413)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expenses, net	0	0	0
Total operating costs and expenses	(412,618)	(309,542)	(325,413)
Third-party services
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(392,869)	(386,435)	(369,442)
Selling expenses	(23,266)	(18,826)	(53,659)
General and administrative expenses	(156,092)	(116,254)	(127,392)
Other operating expenses, net	0	0	0
Total operating costs and expenses	(572,227)	(521,515)	(550,493)
Depreciation and amortization
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(709,575)	(686,007)	(664,470)
Selling expenses	(15)	(16)	(31)
General and administrative expenses	(26,015)	(32,070)	(30,290)
Other operating expenses, net	(13,574)	(13,506)	(13,505)
Total operating costs and expenses	(749,179)	(731,599)	(708,296)
Estimated losses, provisions and reversals
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(18,920)	122,782	(567,112)
Selling expenses	(81,936)	(90,478)	(184,610)
General and administrative expenses	0	0	0
Other operating expenses, net	(243,681)	(397,843)	(16,974)
Total operating costs and expenses	(306,697)	(365,539)	(768,696)
Construction cost
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(1,052,208)	(1,003,881)	(1,280,745)
Selling expenses	0	0	0
General and administrative expenses	0	0	0
Other operating expenses, net	0	0	0
Total operating costs and expenses	(1,052,208)	(1,003,881)	(1,280,745)
Other operating costs and expenses, net
DisclosureOfOperatingCostsAndExpensesLineItems [Line Items]
Operating costs and expenses	(171,751)	(196,942)	(201,080)
Selling expenses	(21,930)	(35,903)	8,633
General and administrative expenses	(103,597)	(128,138)	(199,250)
Other operating expenses, net	(45,435)	(52,967)	(23,159)
Total operating costs and expenses	R$ (342,713)	R$ (413,950)	R$ (414,856)